UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1564

Registrant’s telephone number, including area code

Date of fiscal year end: December, 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

U.S. Global GO GOLD and Precious Metal Miners ETF
GOAU (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the U.S. Global GO GOLD and Precious Metal Miners ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Global GO GOLD and Precious Metal Miners ETF	$28	0.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$164,808,099
Number of Holdings	31
Portfolio Turnover	115%
30-Day SEC Yield	0.24%
30-Day SEC Yield Unsubsidized	0.24%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Basic Materials	97.8%
Cash & Other	2.2%

Top 10 Holdings	(%)*
Mount Vernon Liquid Assets Portfolio, LLC	10.1%
Franco-Nevada Corp.	9.9%
OR Royalties, Inc.	9.6%
Wheaton Precious Metals Corp.	9.5%
Aya Gold & Silver, Inc.	4.0%
Harmony Gold Mining Co. Ltd.	4.0%
Fortuna Mining Corp.	3.8%
Endeavour Mining PLC	3.8%
Endeavour Silver Corp.	3.8%
Capricorn Metals Ltd.	3.3%

Top Ten Countries	(%)*
Canada	54.4%
Australia	27.5%
United States	15.1%
South Africa	6.7%
United Kingdom	3.8%
Peru	2.6%
Cash & Other	-10.1%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/.
U.S. Global GO GOLD and Precious Metal Miners ETF	PAGE 1	TSR-SAR-26922A719

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
U.S. Global GO GOLD and Precious Metal Miners ETF	PAGE 2	TSR-SAR-26922A719

U.S. Global JETS ETF
JETS (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the U.S. Global JETS ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-jets-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Global JETS ETF	$32	0.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$959,064,360
Number of Holdings	50
Portfolio Turnover	20%
30-Day SEC Yield	0.21%
30-Day SEC Yield Unsubsidized	0.21%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Consumer, Cyclical	80.3%
Industrial	11.7%
Communications	7.6%
Cash & Other	0.4%

Top 10 Holdings	(%)*
American Airlines Group, Inc.	11.3%
United Airlines Holdings, Inc.	11.1%
Southwest Airlines Co.	10.6%
Delta Air Lines, Inc.	10.5%
Mount Vernon Liquid Assets Portfolio, LLC	4.4%
Allegiant Travel Co.	4.3%
Frontier Group Holdings, Inc.	4.1%
Air Canada	3.6%
JetBlue Airways Corp.	3.6%
Alaska Air Group, Inc.	3.5%

Top Ten Countries	(%)*
United States	80.2%
Canada	5.4%
France	2.0%
Spain	1.8%
China	1.7%
United Kingdom	1.5%
Mexico	1.4%
Turkey	1.4%
Japan	1.4%
Cash & Other	3.2%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-jets-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
U.S. Global JETS ETF	PAGE 1	TSR-SAR-26922A842

U.S. Global Sea to Sky Cargo ETF
SEA (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the U.S. Global Sea to Sky Cargo ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Global Sea to Sky Cargo ETF	$32	0.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$17,514,293
Number of Holdings	31
Portfolio Turnover	70%
30-Day SEC Yield	4.25%
30-Day SEC Yield Unsubsidized	3.51%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Industrial	94.7%
Consumer, Non-cyclical	3.3%
Cash & Other	2.0%

Top 10 Holdings	(%)*
Mount Vernon Liquid Assets Portfolio, LLC	5.9%
DHT Holdings, Inc.	5.1%
Orient Overseas International Ltd.	4.9%
Wallenius Wilhelmsen ASA	4.9%
COSCO SHIPPING Holdings Co. Ltd.	4.9%
International Seaways, Inc.	4.9%
SITC International Holdings Co. Ltd.	4.9%
Kuehne + Nagel International AG	4.1%
Global Ship Lease, Inc.	4.0%
Wan Hai Lines, Ltd.	3.9%

Top Ten Countries	(%)*
United States	21.9%
China	14.2%
Hong Kong	9.8%
Norway	8.7%
Bermuda	8.6%
Taiwan	5.6%
Singapore	5.3%
Switzerland	4.1%
United Kingdom	4.0%
Cash & Other	17.8%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/.
U.S. Global Sea to Sky Cargo ETF	PAGE 1	TSR-SAR-26922B865

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
U.S. Global Sea to Sky Cargo ETF	PAGE 2	TSR-SAR-26922B865

U.S. Global Technology and Aerospace & Defense ETF
WAR (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the U.S. Global Technology and Aerospace & Defense ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://usglobaletfs.com/fund/war/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Global Technology and Aerospace & Defense ETF	$37	0.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$41,334,522
Number of Holdings	30
Portfolio Turnover	127%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Technology	52.8%
Industrial	45.1%
Financial	0.9%
Communications	0.7%
Cash & Other	0.5%

Top 10 Holdings	(%)*
Astera Labs, Inc.	9.4%
Axon Enterprise, Inc.	8.7%
Micron Technology, Inc.	8.5%
Mount Vernon Liquid Assets Portfolio, LLC	8.1%
Mildef Group AB	7.2%
DroneShield Ltd.	5.0%
Intuitive Machines, Inc.	4.9%
Teradyne, Inc.	4.9%
Electro Optic Systems Holdings Ltd.	4.1%
Rolls-Royce Holdings PLC	4.1%

Top Ten Countries	(%)*
United States	79.0%
Australia	9.1%
Sweden	7.2%
Netherlands	5.3%
United Kingdom	4.1%
Cyprus	3.5%
Cash & Other	-8.2%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/war/.
U.S. Global Technology and Aerospace & Defense ETF	PAGE 1	TSR-SAR-26922B410

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
U.S. Global Technology and Aerospace & Defense ETF	PAGE 2	TSR-SAR-26922B410

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

U.S. Global GO GOLD and Precious Metal Miners ETF (Ticker: GOAU)
U.S. Global Jets ETF (Ticker: JETS)
U.S. Global Sea to Sky Cargo ETF (Ticker: SEA)
U.S. Global Technology and Aerospace & Defense ETF (Ticker: WAR)
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)

U.S. Global GO GOLD and Precious Metal Miners ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 27.5%(a)
Bellevue Gold Ltd.(b)	3,796,238	$3,193,407
Capricorn Metals Ltd.	623,059	5,452,564
Emerald Resources NL(b)	947,118	3,599,987
Evolution Mining, Ltd.	634,439	5,161,219
Genesis Minerals Ltd.(b)	1,459,478	5,264,533
Kingsgate Consolidated Ltd.	958,884	3,286,214
Perseus Mining Ltd.	1,006,828	3,345,962
Ramelius Resources Ltd.	1,613,732	3,262,412
Resolute Mining Ltd.(b)	4,750,165	3,107,886
West African Resources, Ltd.(b)	2,490,006	4,620,189
Westgold Resources, Ltd.	1,547,242	5,034,782
		45,329,155
Canada - 54.4%(a)
Avino Silver & Gold Mines Ltd.(b)	510,000	3,232,787
Aya Gold & Silver, Inc.(b)	350,000	6,628,592
DPM Metals, Inc.	103,255	3,353,376
Endeavour Silver Corp.(b)(c)	748,000	6,193,440
Fortuna Mining Corp.(b)(c)	743,591	6,283,344
Franco-Nevada Corp.	78,532	16,369,210
IAMGOLD Corp.(b)	303,486	4,807,218
K92 Mining, Inc.(b)	203,923	3,200,653
LunR Royalties Corp.(b)	10,979	146,308
OR Royalties, Inc.	498,223	15,758,793
Pan American Silver Corporation	103,000	4,613,370
Triple Flag Precious Metals Corp.	112,000	3,356,640
Wheaton Precious Metals Corp.	139,426	15,660,328
		89,604,059
Peru - 2.6%
Hochschild Mining PLC	700,000	4,295,322
South Africa - 6.7%
Harmony Gold Mining Co. Ltd. - ADR(c)	428,647	6,519,721
Pan African Resources PLC	3,436,899	4,435,656
		10,955,377
United Kingdom - 3.8%
Endeavour Mining PLC	125,000	6,267,407
United States - 2.8%
Newmont Corp.	49,739	4,645,622
TOTAL COMMON STOCKS (Cost $164,072,707)		161,096,942

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(d)	16,608,967	$16,608,967
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,608,967)		16,608,967

	Shares
MONEY MARKET FUNDS - 2.2%
First American Government Obligations Fund - Class X, 3.57%(d)	3,692,657	3,692,657
TOTAL MONEY MARKET FUNDS (Cost $3,692,657)		3,692,657
TOTAL INVESTMENTS - 110.1% (Cost $184,374,331)		$181,398,566
Liabilities in Excess of Other Assets - (10.1)%		(16,590,467)
TOTAL NET ASSETS - 100.0%		$164,808,099

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $16,189,402.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

U.S. Global Jets ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Australia - 1.0%
Qantas Airways Ltd.	1,307,304	$ 9,612,263
Brazil - 0.5%
Embraer SA - ADR(a)	73,982	4,720,052
Canada - 5.4%
Air Canada(b)	1,988,436	34,686,343
Bombardier, Inc. - Class B(b)	74,038	17,046,620
		51,732,963
Chile - 1.0%
Latam Airlines Group SA - ADR(a)	161,198	9,393,007
China - 1.7%
Air China Ltd. - Class H(b)	7,752,854	4,191,346
China Eastern Airlines Corp. Ltd. - Class H(b)	10,370,052	4,178,247
China Southern Airlines Co. Ltd. - Class H(b)	9,521,045	4,115,385
Tongcheng Travel Holdings Ltd.	2,312,640	3,535,520
		16,020,498
France - 2.0%
Aeroports de Paris SA	35,105	4,572,635
Air France-KLM(b)	327,851	5,120,799
Airbus SE	40,935	9,099,057
		18,792,491
Germany - 0.5%
Deutsche Lufthansa AG	446,606	5,108,005
Hong Kong - 0.5%
Cathay Pacific Airways Ltd.	2,797,421	4,629,761
India - 0.6%
MakeMyTrip Ltd.(a)(b)	99,379	5,295,907
Ireland - 0.9%
Ryanair Holdings PLC - ADR	139,753	9,049,007
Japan - 1.4%
ANA Holdings, Inc.	236,637	4,319,559
Japan Airlines Co. Ltd.	514,027	9,009,975
		13,329,534
Mexico - 1.4%
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	41,857	4,733,608
Grupo Aeroportuario del Pacifico SAB de CV - Class B	179,495	4,535,745
Grupo Aeroportuario del Sureste SAB de CV - ADR(a)	14,624	4,485,181
		13,754,534
Norway - 0.4%
Norwegian Air Shuttle ASA	2,775,601	4,133,188

	Shares	Value
Panama - 0.5%
Copa Holdings SA - Class A	29,833	$4,641,120
Singapore - 1.2%
Singapore Airlines Ltd.	772,601	4,586,338
Trip.com Group Ltd. - ADR(a)(b)	175,270	6,982,757
		11,569,095
Spain - 1.8%
Aena SME SA(c)	284,866	8,677,477
Amadeus IT Group SA	144,159	8,413,667
		17,091,144
Thailand - 0.5%
Airports of Thailand PCL	2,438,210	4,715,612
Turkey - 1.4%
Pegasus Hava Tasimaciligi AS(b)	1,157,863	4,346,369
Turk Hava Yollari AO	1,307,057	9,134,723
		13,481,092
United Kingdom - 1.5%
easyJet PLC	631,597	4,678,186
International Consolidated Airlines Group SA	1,519,313	9,623,048
		14,301,234
United States - 75.4%(d)
Alaska Air Group, Inc.(b)	639,713	33,393,019
Allegiant Travel Co.(b)	347,245	40,836,012
American Airlines Group, Inc.(b)	6,001,172	108,441,178
Boeing Co.(b)	74,907	16,215,118
Booking Holdings, Inc.	101,546	18,099,559
Delta Air Lines, Inc.	1,075,013	100,685,718
Expedia Group, Inc.	73,940	18,919,767
Frontier Group Holdings, Inc.(a)(b)	4,914,655	38,874,921
General Dynamics Corp.	46,295	16,399,541
JetBlue Airways Corp.(a)(b)	5,996,231	34,358,404
Sabre Corp.(a)(b)	9,885,943	20,661,621
SkyWest, Inc.(b)	333,087	33,085,532
Southwest Airlines Co.	1,985,637	102,101,454
Textron, Inc.	177,167	16,251,529
TripAdvisor, Inc.(a)(b)	1,393,974	19,111,383
United Airlines Holdings, Inc.(b)	780,724	106,170,657
		723,605,413
TOTAL COMMON STOCKS (Cost $859,531,435)		954,975,920

The accompanying notes are an integral part of these financial statements.

2

U.S. Global Jets ETF
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(e)	42,252,377	$42,252,377
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $42,252,377)		42,252,377

	Shares
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.57%(e)	3,861,841	3,861,841
TOTAL MONEY MARKET FUNDS (Cost $3,861,841)		3,861,841
TOTAL INVESTMENTS - 104.4% (Cost $905,645,653)		$1,001,090,138
Liabilities in Excess of Other Assets - (4.4)%		(42,025,778)
TOTAL NET ASSETS - 100.0%		$959,064,360

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PCL - Public Company Limited
(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $41,669,901.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $8,677,477 or 0.9% of the Fund’s net assets.

(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

U.S. Global Sea to Sky Cargo ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Australia - 3.3%
Brambles Ltd.	42,385	$571,644
Bermuda - 8.6%
DHT Holdings, Inc.	54,236	896,521
Teekay Corp. Ltd.	61,009	610,090
		1,506,611
Canada - 1.9%
Teekay Tankers Ltd.	5,030	326,296
China - 14.2%
COSCO SHIPPING Holdings Co. Ltd. - Class H	516,139	856,190
J&T Global Express Ltd.(a)	512,682	546,488
SF Holding Co. Ltd. - Class H	138,886	533,738
ZTO Express Cayman, Inc. - ADR(b)	24,296	543,744
		2,480,160
Denmark - 3.0%
DSV AS	2,244	531,358
Germany - 3.1%
Deutsche Post AG	9,081	550,961
Greece - 3.9%
Danaos Corp.	2,804	343,125
Euroseas Ltd.	5,000	331,850
		674,975
Hong Kong - 9.8%
Orient Overseas International Ltd.	55,504	863,396
SITC International Holdings Co. Ltd.	212,347	849,621
		1,713,017
Japan - 1.9%
Nippon Yusen KK	10,295	330,261
Monaco - 3.7%
Scorpio Tankers, Inc.	9,480	656,585
Norway - 8.7%
Hoegh Autoliners ASA	45,445	665,250
Wallenius Wilhelmsen ASA	64,714	858,408
		1,523,658
Singapore - 5.3%
BW LPG Ltd.(c)	33,953	592,038
Hafnia Ltd.	50,084	332,558
		924,596
Spain - 3.0%
Logista Integral SA	13,869	534,666
Switzerland - 4.1%
Kuehne + Nagel International AG	2,979	722,444

	Shares	Value
Taiwan - 5.6%
Evergreen Marine Corp. Taiwan Ltd.	51,020	$295,487
Wan Hai Lines, Ltd.	275,191	684,166
		979,653
United Kingdom - 4.0%
Global Ship Lease, Inc. - Class A	18,766	705,602
United States - 13.9%
Expeditors International of Washington, Inc.(b)	3,286	535,552
FedEx Corp.	1,618	506,644
International Seaways, Inc.	11,130	852,447
United Parcel Service, Inc. - Class B	5,034	541,155
		2,435,798
TOTAL COMMON STOCKS (Cost $16,833,495)		17,168,285

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(d)	1,027,925	1,027,925
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,027,925)		1,027,925

	Shares
MONEY MARKET FUNDS - 2.1%
First American Government Obligations Fund - Class X, 3.57%(d)	375,930	375,930
TOTAL MONEY MARKET FUNDS (Cost $375,930)		375,930
TOTAL INVESTMENTS - 106.0% (Cost $18,237,350)		$18,572,140
Liabilities in Excess of Other Assets - (6.0)%		(1,057,847)
TOTAL NET ASSETS - 100.0%		$17,514,293

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $1,012,538.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $592,038 or 3.4% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

U.S. Global Technology and Aerospace & Defense ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Australia - 9.1%
DroneShield Ltd.(a)	1,235,627	$2,070,271
Electro Optic Systems Holdings Ltd.(a)	237,090	1,690,733
		3,761,004
Cyprus - 3.5%
Theon International PLC	42,434	1,446,790
Netherlands - 5.3%
BE Semiconductor Industries NV	4,816	1,579,837
Nebius Group NV(a)(b)	2,157	595,699
		2,175,536
Sweden - 7.2%
Mildef Group AB	155,563	2,962,425
United Kingdom - 4.1%
Rolls-Royce Holdings PLC - ADR	87,272	1,679,986
United States - 70.3%(c)
Amphenol Corp. - Class A	2,730	481,354
Amprius Technologies, Inc.(a)(b)	77,373	1,072,390
Applied Digital Corp.(a)(b)	8,125	303,062
Astera Labs, Inc.(a)	8,084	3,904,734
Axon Enterprise, Inc.(a)	6,424	3,601,359
Cloudflare, Inc. - Class A(a)	3,535	867,065
Core Scientific, Inc.(a)	14,532	371,874
CoreWeave, Inc. - Class A(a)(b)	3,774	375,664
Credo Technology Group Holding Ltd.(a)	1,813	493,045
Crowdstrike Holdings, Inc. - Class A(a)	1,803	1,375,941
Intuitive Machines, Inc.(a)(b)	95,646	2,045,868
Karman Holdings, Inc.(a)	30,535	1,524,307
Lattice Semiconductor Corp.(a)	10,952	1,675,218
Lumentum Holdings, Inc.(a)	468	401,572
Micron Technology, Inc.	3,057	3,528,665
NVIDIA Corp.	7,528	1,506,277
Palantir Technologies, Inc. - Class A(a)	11,252	1,312,771
Sandisk Corp.(a)	540	1,227,814
Super Micro Computer, Inc.(a)	9,764	286,378
Tenable Holdings, Inc.(a)	18,440	680,067
Teradyne, Inc.	4,214	2,038,902
		29,074,327
TOTAL COMMON STOCKS (Cost $36,349,483)		41,100,068

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(d)	3,356,751	$3,356,751
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,356,751)		3,356,751

	Shares
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.57%(d)	246,590	246,590
TOTAL MONEY MARKET FUNDS (Cost $246,590)		246,590
TOTAL INVESTMENTS - 108.2% (Cost $39,952,824)		$44,703,409
Liabilities in Excess of Other Assets - (8.2)%		(3,368,887)
TOTAL NET ASSETS - 100.0%		$41,334,522

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $3,355,189.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

U.S. GLOBAL ETFs
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF	U.S. Global Technology and Aerospace & Defense ETF
ASSETS:
Investments, at value	$181,398,566	$1,001,090,138	$18,572,140	$44,703,409
Dividends receivable	242,353	580,300	42,316	6,769
Dividend tax reclaims receivable	25,932	136,326	27,963	—
Security lending income receivable	2,513	5,386	143	435
Foreign currency, at value	681	108,677	35	—
Receivable for investments sold	—	—	100	—
Receivable from Adviser	—	—	1,898	—
Receivable for transaction fee	—	6,005	—	—
Total assets	181,670,045	1,001,926,832	18,644,595	44,710,613
LIABILITIES:
Payable upon return of securities loaned	16,608,967	42,252,377	1,027,925	3,356,751
Payable for investments purchased	165,273	170,923	69,729	—
Payable to Adviser	87,706	439,172	—	19,340
Payable for custodian fees	—	—	3,544	—
Payable for fund administration and accounting fees	—	—	14,584	—
Payable for compliance fees	—	—	2,403	—
Payable for expenses and other liabilities	—	—	12,117	—
Total liabilities	16,861,946	42,862,472	1,130,302	3,376,091
NET ASSETS	$ 164,808,099	$959,064,360	$17,514,293	$41,334,522
Net Assets Consists of:
Paid-in capital	$169,085,865	$1,427,958,731	$18,171,229	$31,442,473
Total distributable earnings/(accumulated losses)	(4,277,766)	(468,894,371)	(656,936)	9,892,049
Total net assets	$ 164,808,099	$959,064,360	$17,514,293	$41,334,522
Net assets	$164,808,099	$959,064,360	$17,514,293	$41,334,522
Shares issued and outstanding (unlimited shares authorized without par value)	4,440,000	28,850,000	1,075,000	1,200,000
Net asset value per share	$37.12	$33.24	$16.29	$34.45
Cost:
Investments, at cost	$184,374,331	$905,645,653	$18,237,350	$39,952,824
Foreign currency, at cost	$1,167	$108,986	$40	$—
Loaned Securities:
at value (included in investments)	$16,189,402	$41,669,901	$1,012,538	$3,355,189

The accompanying notes are an integral part of these financial statements.

6

U.S. GLOBAL ETFs
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF	U.S. Global Technology and Aerospace & Defense ETF
INVESTMENT INCOME:
Dividend income	$1,192,757	$3,612,612	$481,385	$39,558
Less: issuance fees	(1,950)	(8,129)	—	(79)
Less: dividend withholding taxes	(105,478)	(238,310)	(29,972)	(1,519)
Interest income	243	5,775	35	4
Securities lending income	10,463	74,005	675	1,665
Total investment income	1,096,035	3,445,953	452,123	39,629
EXPENSES:
Investment advisory fee (See Note 3)	599,512	2,410,342	47,557	68,949
Fund administration and accounting fees	—	—	22,156	—
Compliance fees	—	—	4,959	—
Custodian fees	—	—	7,242	—
Legal fees	—	—	1,721	—
Audit fees	—	—	9,422	—
Reports to shareholders	—	—	2,049	—
Trustees’ fees	—	—	3,781	—
Federal and state registration fees	—	—	225	—
Other expenses and fees	—	—	585	—
Total expenses	599,512	2,410,342	99,697	68,949
Fee waiver from Adviser (See Note 3)	—	—	(52,307)	—
Net expenses	599,512	2,410,342	47,390	68,949
NET INVESTMENT INCOME/(LOSS)	496,523	1,035,611	404,733	(29,320)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(12,433,934)	(40,205,297)	884,481	2,199,063
In-kind redemptions	21,826,444	124,213,054	514,569	3,127,905
Foreign currency transactions	66,961	(67,789)	11,211	(14,058)
Net realized gain (loss)	9,459,471	83,939,968	1,410,261	5,312,910
Net change in unrealized appreciation (depreciation) on:
Investments	(40,280,417)	82,464,841	(389,123)	4,430,444
Foreign currency translation	(819)	(4,478)	(900)	26
Net change in unrealized appreciation (depreciation)	(40,281,236)	82,460,363	(390,023)	4,430,470
Net realized and unrealized gain (loss)	(30,821,765)	166,400,331	1,020,238	9,743,380
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (30,325,242)	$167,435,942	$1,424,971	$9,714,060

The accompanying notes are an integral part of these financial statements.

7

U.S. GLOBAL ETFs
Statements of Changes in Net Assets

	U.S. Global GO GOLD and Precious Metal Miners ETF		U.S. Global Jets ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$496,523	$439,476	$1,035,611	$3,160,816
Net realized gain (loss)	9,459,471	73,223,106	83,939,968	113,379,661
Net change in unrealized appreciation (depreciation)	(40,281,236)	33,329,237	82,460,363	(32,017,179)
Net increase (decrease) in net assets from operations	(30,325,242)	106,991,819	167,435,942	84,523,298
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,720,731)	—	(6,660,815)
Total distributions to shareholders	—	(1,720,731)	—	(6,660,815)
CAPITAL TRANSACTIONS:
Shares sold	79,157,156	113,040,005	831,051,060	801,081,385
Shares redeemed	(67,568,995)	(120,158,230)	(837,302,820)	(1,152,432,970)
ETF transaction fees (See Note 7)	—	991	275,010	221,153
Net increase (decrease) in net assets from capital transactions	11,588,161	(7,117,234)	(5,976,750)	(351,130,432)
NET INCREASE (DECREASE) IN NET ASSETS	(18,737,081)	98,153,854	161,459,192	(273,267,949)
NET ASSETS:
Beginning of the period	183,545,180	85,391,326	797,605,168	1,070,873,117
End of the period	$ 164,808,099	$183,545,180	$959,064,360	$797,605,168
SHARES TRANSACTIONS
Shares sold	1,650,000	3,250,000	30,750,000	33,800,000
Shares redeemed	(1,510,000)	(3,450,000)	(30,300,000)	(47,600,000)
Total increase (decrease) in shares outstanding	140,000	(200,000)	450,000	(13,800,000)

The accompanying notes are an integral part of these financial statements.

8

U.S. GLOBAL ETFs
Statements of Changes in Net Assets(Continued)

	U.S. Global Sea to Sky Cargo ETF		U.S. Global Technology and Aerospace & Defense ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$404,733	$562,470	$(29,320)	$29,955
Net realized gain (loss)	1,410,261	(4,136)	5,312,910	1,157,187
Net change in unrealized appreciation (depreciation)	(390,023)	792,351	4,430,470	333,547
Net increase (decrease) in net assets from operations	1,424,971	1,350,685	9,714,060	1,520,689
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(720,693)	—	(1,329,330)
Total distributions to shareholders	—	(720,693)	—	(1,329,330)
CAPITAL TRANSACTIONS:
Shares sold	6,632,345	4,966,106	25,990,515	9,224,780
Shares redeemed	(1,241,598)	(1,070,795)	(4,772,820)	—
ETF transaction fees (See Note 7)	1,408	11,067	—	—
Net increase (decrease) in net assets from capital transactions	5,392,155	3,906,378	21,217,695	9,224,780
NET INCREASE (DECREASE) IN NET ASSETS	6,817,126	4,536,370	30,931,755	9,416,139
NET ASSETS:
Beginning of the period	10,697,167	6,160,797	10,402,767	986,628
End of the period	$ 17,514,293	$ 10,697,167	$ 41,334,522	$ 10,402,767
SHARES TRANSACTIONS
Shares sold	400,000	350,000	900,000	400,000
Shares redeemed	(75,000)	(75,000)	(150,000)	—
Total increase (decrease) in shares outstanding	325,000	275,000	750,000	400,000

The accompanying notes are an integral part of these financial statements.

9

U.S. GLOBAL GO GOLD AND PRECIOUS METAL MINERS ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$42.68	$18.98	$17.05	$15.55	$17.88	$19.84
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11	0.10	0.10	0.17	0.23	0.23
Net realized and unrealized gain (loss) on investments(b)	(5.67)	24.00	2.23	1.50	(2.32)	(1.96)
Total from investment operations	(5.56)	24.10	2.33	1.67	(2.09)	(1.73)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.40)	(0.40)	(0.17)	(0.24)	(0.08)
Net realized gains	—	—	—	—	—	(0.15)
Total distributions	—	(0.40)	(0.40)	(0.17)	(0.24)	(0.23)
ETF transaction fees per share	—	0.00(c)	—	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$37.12	$42.68	$18.98	$17.05	$15.55	$17.88
Total return(d)	−13.04%	126.97%	13.66%	10.67%	−11.67%	−8.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$164,808	$183,545	$85,391	$91,198	$82,424	$92,963
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	0.50%	0.33%	0.50%	1.02%	1.40%	1.20%
Portfolio turnover rate(d)(f)	115%	181%	116%	79%	106%	81%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

U.S. Global Jets ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$28.08	$25.38	$19.06	$17.09	$21.09	$22.36
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.09	0.12	0.01	(0.02)	(0.12)
Net realized and unrealized gain (loss) on investments(b)	5.11	2.83	6.20	1.96	(3.98)	(1.01)
Total from investment operations	5.15	2.92	6.32	1.97	(4.00)	(1.13)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.23)	—	—	—	—
Net realized gains	—	—	—	—	—	(0.14)
Total distributions	—	(0.23)	—	—	—	(0.14)
ETF transaction fees per share	0.01	0.01	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$33.24	$28.08	$25.38	$19.06	$17.09	$21.09
Total return(d)	18.37%	11.58%	33.13%	11.51%	−18.96%	−5.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$959,064	$797,605	$1,070,873	$1,686,879	$1,971,734	$3,231,230
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	0.26%	0.37%	0.59%	0.04%	(0.12)%	(0.50)%
Portfolio turnover rate(d)(f)	20%	38%	40%	44%	43%	54%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

U.S. Global Sea to Sky Cargo ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,			Period Ended December 31, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$14.26	$12.97	$15.06	$13.87	$20.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.42	0.98	1.04	1.68	2.40
Net realized and unrealized gain (loss) on investments(c)	1.61	1.25	(0.73)	0.99	(5.99)
Total from investment operations	2.03	2.23	0.31	2.67	(3.59)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.96)	(2.40)	(1.48)	(2.59)
Total distributions	—	(0.96)	(2.40)	(1.48)	(2.59)
ETF transaction fees per share	0.00(d)	0.02	—	0.00(d)	0.05
Net asset value, end of period	$16.29	$14.26	$12.97	$15.06	$13.87
Total return(e)	14.23%	17.37%	2.13%	19.09%	−17.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,514	$10,697	$6,161	$5,272	$4,854
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	1.26%	2.32%	2.93%	3.99%	2.29%
After expense waiver/recoupment(f)	0.60%	0.60%	0.65%	0.60%	0.60%
Ratio of tax expense to average net assets(f)	—%	—%	0.05%	—%	—%
Ratio of net investment income (loss) to average net assets(f)	5.11%	7.06%	6.37%	11.29%	13.55%
Portfolio turnover rate(e)(g)	70%	124%	133%	98%	103%

(a)	Inception date of the Fund was January 19, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

U.S. Global Technology and Aerospace & Defense ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.12	$19.73	$20.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)	0.11	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	11.37	6.24	(0.27)
Total from investment operations	11.33	6.35	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)	—
Net realized gains	—	(2.91)	—
Total distributions	—	(2.96)	—
Net asset value, end of period	$34.45	$23.12	$19.73
Total return(e)	49.00%	31.86%	−1.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,335	$10,403	$987
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	(0.26)%	0.47%	1.60%
Portfolio turnover rate(e)(g)	127%	394%	—%

(a)	Inception date of the Fund was December 27, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
U.S. Global GO GOLD and Precious Metal Miners ETF, U.S. Global Sea to Sky Cargo ETF, and U.S. Global Technology and Aerospace & Defense ETF are non-diversified series and U.S. Global Jets ETF is a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of U.S. Global GO GOLD and Precious Metal Miners ETF is to seek total return. The investment objective of U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The investment objective of U.S. Global Sea to Sky Cargo ETF is to track the performance, before fees and expenses, of the U.S. Global Sea to Sky Cargo Index. The investment objective of U.S. Global Technology and Aerospace & Defense ETF is to provide capital appreciation. U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017, U.S. Global Jets ETF commenced operations on April 28, 2015, U.S. Global Sea to Sky Cargo ETF commenced operations on January 19, 2022, and U.S. Global Technology and Aerospace & Defense ETF commenced operations on December 27, 2024.
The end of the reporting period for the Funds is June 30, 2026. The current fiscal period is the period from January 1, 2026 to June 30, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$161,096,942	$—	$—	$161,096,942
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	16,608,967
Money Market Funds	3,692,657	—	—	3,692,657
Total Investments in Securities	$164,789,599	$—	$—	$181,398,566

U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$954,975,920	$—	$—	$954,975,920
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	42,252,377
Money Market Funds	3,861,841	—	—	3,861,841
Total Investments in Securities	$958,837,761	$—	$—	$1,001,090,138

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U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
U.S. Global Sea to Sky Cargo ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,168,285	$—	$—	$17,168,285
Money Market Funds	375,930	—	—	375,930
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	1,027,925
Total Investments in Securities	$17,544,215	$—	$—	$18,572,140

U.S. Global Technology and Aerospace & Defense ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$41,100,068	$—	$—	$41,100,068
Money Market Funds	246,590	—	—	246,590
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	3,356,751
Total Investments in Securities	$41,346,658	$—	$—	$44,703,409

^	See Schedule of Investments for breakout of investments by country classification.
^^
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax

16

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and distributions in excess. For the year ended December 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Losses)	Paid-In Capital
U.S. Global GO GOLD and Precious Metal Miners ETF	(46,933,893)	46,933,893
U.S. Global Jets ETF	(126,749,430)	126,749,430
U.S. Global Sea to Sky Cargo ETF	(73,583)	73,583
U.S. Global Technology and Aerospace & Defense ETF	2	(2)

J.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

17

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
K.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement for U.S. Global GO GOLD and Precious Metal Miners ETF, U.S. Global Jets ETF, and U.S. Global Technology and Aerospace & Defense ETF, the Adviser has agreed to pay all expenses incurred by the Funds, except: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses. For services provided to the Funds, each Fund pays the Adviser a management fee, calculated daily and paid monthly, at a rate of 0.60% based on the Fund’s average daily net assets.
Separately, under an Operating Expenses Limitation, for the U.S. Global Sea to Sky Cargo ETF, the Adviser has agreed to limit the Fund’s Operating Expenses to an annual rate of 0.60% of the first $100 million in net assets and 0.70% for net asset greater than $100 million. For purposes of this agreement, the term “Operating Expenses” is defined to include all expenses necessary or appropriate for the operation of the Fund, including the Adviser’s management fee, except interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses (“Excluded Expenses”). To the extent the U.S. Global Sea to Sky Cargo ETF incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed the applicable expense limitation. Under the Agreement, the Adviser may request recoupment of previously waived or paid fees from the Fund for up to three years from the date such fees and expenses were waived or paid. As of June 30, 2026, the Adviser has $413,795 remaining available to be recouped, of which $78,455 expires on December 31, 2026, $146,133 expires on December 31, 2027, $136,900 expires on December 31, 2028, and $52,307 expires on June 30, 2029.
Fees and expenses can only be recouped so long as the Fund’s total expense ratio does not exceed the lesser of (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
The Indexes that US Global Jets ETF, and U.S. Global Sea to Sky Cargo ETF track, were developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.
All officers of the Trust are affiliated with the Administrator and Custodian.

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U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 4 – SECURITIES LENDING
The Funds may lend up to 33 1/3 percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. Under the terms of the securities lending agreement, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.
As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds’ manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds’, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
U.S. Global GO GOLD and Precious Metal Miners ETF	$16,189,402	$16,608,967
U.S. Global Jets ETF	41,669,901	42,252,377
U.S. Global Sea to Sky Cargo ETF	1,012,538	1,027,925
U.S. Global Technology and Aerospace & Defense ETF	3,355,189	3,356,751

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

19

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The interest income earned by the Funds on the investment of cash collateral received from the borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Funds’ Statements of Operations. Net Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period were as follows:

Net Fees and Interest Earned
U.S. Global GO GOLD and Precious Metal Miners ETF	$10,463
U.S. Global Jets ETF	74,005
U.S. Global Sea to Sky Cargo ETF	675
U.S. Global Technology and Aerospace & Defense ETF	1,665

NOTE 5 – PURCHASE AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
U.S. Global GO GOLD and Precious Metal Miners ETF	$223,415,705	$225,139,970
U.S. Global Jets ETF	206,426,883	160,886,390
U.S. Global Sea to Sky Cargo ETF	13,409,195	10,652,393
U.S. Global Technology and Aerospace & Defense ETF	31,255,010	29,524,314

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
U.S. Global GO GOLD and Precious Metal Miners ETF	$78,346,292	$67,890,899
U.S. Global Jets ETF	750,546,117	802,696,419
U.S. Global Sea to Sky Cargo ETF	4,188,607	1,426,935
U.S. Global Technology and Aerospace & Defense ETF	25,627,268	6,192,699

NOTE 6 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings/(accumulated losses) and cost basis of investments for federal income tax purposes at December 31, 2025 were as follows:

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF	U.S. Global Technology and Aerospace & Defense ETF
Tax cost of investments	$168,708,845	$885,724,958	$10,447,639	$10,457,736
Gross tax unrealized appreciation	39,585,023	86,323,469	927,635	584,580
Gross tax unrealized depreciation	(4,872,459)	(138,166,910)	(527,067)	(268,423)
Total unrealized appreciation/(depreciation)	34,712,564	(51,843,441)	400,568	316,157
Undistributed ordinary income	1,526,437	3,038,346	—	—
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain/(loss)	(10,191,525)	(587,525,218)	(2,482,475)	(138,168)
Distributable earnings/(accumulated losses)	$26,047,476	$(636,330,313)	$(2,081,907)	$177,989

20

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and mark-to-market on investments in passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss and post-October capital loss as arising on the first day of the next taxable year. Qualified late year losses and post-October capital losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. As of December 31, 2025, U.S. Global Sea to Sky Cargo ETF elected to defer $10,236 of late-year ordinary losses. The U.S. Global Technology and Aerospace & Defense ETF elected to defer $652 of late-year ordinary losses and $137,516 of short-term post-October losses. None of the other Funds deferred, on a tax-basis, any late-year ordinary losses or post-October capital losses.
As of December 31, 2025, the Funds had the following capital loss carryforward available, with no expiration date:

	Short-Term	Long-Term
U.S. Global GO GOLD and Precious Metal Miners ETF	$2,893,187	$7,298,338
U.S. Global Jets ETF	271,112,110	316,413,108
U.S. Global Sea to Sky Cargo ETF	1,133,400	1,338,839
U.S. Global Technology and Aerospace & Defense ETF	—	—

During the fiscal year ended December 31, 2025, U.S. Global GO GOLD and Precious Metal Miners ETF utilized $17,867,235 of short-term capital loss carryforward and $7,013,155 of long-term capital loss carryforward that was available as of December 31, 2024.
The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2025 was as follows:

	Ordinary Income	Capital Gains
U.S. Global GO GOLD and Precious Metal Miners ETF	$1,720,731	$—
U.S. Global Jets ETF	6,660,815	—
U.S. Global Sea to Sky Cargo ETF	720,693	—
U.S. Global Technology and Aerospace & Defense ETF	1,329,330	—

The tax character of distributions paid by the Funds during the fiscal year/period ended December 31, 2024 was as follows:

	Ordinary Income	Capital Gains
U.S. Global GO GOLD and Precious Metal Miners ETF	$1,810,692	$—
U.S. Global Jets ETF	—	—
U.S. Global Sea to Sky Cargo ETF	841,448	—
U.S. Global Technology and Aerospace & Defense ETF	—	—

NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.

21

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the U.S. Global GO GOLD and Precious Metal Miners ETF is $300, and the standard fixed transaction fee for U.S Global Jets ETF, U.S. Global Sea to Sky Cargo ETF, and U.S. Global Technology and Aerospace & Defense ETF is $500, which is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the applicable Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the costs associated with cash transactions. Variable fees received by each Fund, if any, are displayed in the capital transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 8 – PRINCIPAL RISKS
Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.
Airline Companies Risk. U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.
Cargo Companies Risk. U.S. Global Sea to Sky Cargo ETF is expected to concentrate its investments in the securities of Cargo Companies. Cargo Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for marine shipping, ports, and air freight. Cargo Companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, insurance costs, commodities prices in general, international politics and conflicts, changes in airborne or seaborne transportation patterns, changes to marine shipping and air freight routes, weather patterns and events, including hurricane activity, maritime accidents, canal closures, and port congestion. Cargo Companies may also be highly dependent on aircraft, ships, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft, ships, or equipment (e.g., the inability of a supplier to meet demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Cargo Companies.
Aerospace and Defense Companies Risk. U.S. Global Technology and Aerospace & Defense ETF will invest more than 25% of its net assets in companies in the aerospace & defense industry. Aerospace and defense companies are subject to numerous risks, including fierce competition, consolidation, adverse political, economic and governmental developments, substantial research and development costs, cuts in government funding, product and technology obsolescence, limited numbers of potential customers and decreased demand for new equipment. In addition,

22

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
companies involved in the commercial aerospace industry are also subject to aircraft order cancellations, changes in aircraft-leasing contracts, excess capacity, cutbacks in profitable business travel, fuel price hikes, labor union settlements, adverse changes in international politics and relations, intense global competition, government regulation and cyclical market patterns. Aerospace and defense companies rely heavily on U.S. Government and other government demand for their products and services. As a result, these companies could be adversely impacted by future reductions or changes in government spending. Such government spending on aerospace and defense is not generally correlated with economic cycles, but rather with general political support for this type of spending. There is no assurance that future levels of spending on aerospace and defense will increase or that such spending will not decrease in the future. Competition, labor relations and the price of fuel can impact aerospace and defense companies. In addition, deregulation of airlines has substantially decreased the U.S. Government’s role in the air transport industry while promoting competition. However, the profitability of individual carriers as well as the entire industry could be impacted by the regulations and policies of various domestic and foreign governments.
Cybersecurity Companies Risk. U.S. Global Technology and Aerospace & Defense ETF is expected to concentrate its investments in the securities of Cybersecurity Companies. Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies may have limited product lines, markets, financial resources or personnel. The products of cybersecurity companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cybersecurity field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Additionally, companies in the cybersecurity field may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company’s reputation, financial condition and ability to conduct business in the future.
Emerging Markets Risk. U.S. Global Technology and Aerospace & Defense ETF may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in 2value. Less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies.
Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

23

U.S. Global ETFs
Federal Tax Information (Unaudited)
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF	80.81%
U.S. Global Jets ETF	100.00%
U.S. Global Sea to Sky Cargo ETF	65.24%
U.S. Global Technology and Aerospace & Defense ETF	4.86%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended December 31, 2025 was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF	7.77%
U.S. Global Jets ETF	82.14%
U.S. Global Sea to Sky Cargo ETF	3.73%
U.S. Global Technology and Aerospace & Defense ETF	2.60%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF	0.00%
U.S. Global Jets ETF	0.00%
U.S. Global Sea to Sky Cargo ETF	0.00%
U.S. Global Technology and Aerospace & Defense ETF	98.45%

24

U.S. Global ETFs
FEDERAL TAX CREDIT PASS THROUGH (Unaudited)
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended December 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
U.S. Global GO GOLD and Precious Metal Miners ETF	$148,017	$0.034423	100%
U.S. Global Jets ETF	—	—	—
U.S. Global Sea to Sky Cargo ETF	$97,278	$0.129704	100%
U.S. Global Technology and Aerospace & Defense ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

25

U.S. GLOBAL ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
Except for the U.S. Global Sea to Sky Cargo ETF, all fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information. Additional information related to the fund expenses, including Trustee compensation, for the U.S. Global Sea to Sky Cargo ETF is available in the Statement of Operations.

26

U.S. GLOBAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
U.S. Global Jets ETF (JETS)
U.S. Global GO GOLD and Precious Metal Miners ETF (GOAU)
U.S. Global Sea to Sky Cargo ETF (SEA)
U.S. Global Technology and Aerospace & Defense ETF (WAR)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 24-25, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between U.S. Global Investors, Inc. (the “Adviser”) and the Trust, on behalf of U.S. Global Jets ETF (“JETS”), U.S. Global GO GOLD and Precious Metal Miners ETF (“GOAU”), U.S. Global Sea to Sky Cargo ETF (“SEA”), and U.S. Global Technology and Aerospace & Defense ETF (“WAR”) (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s historical performance; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee, and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by FUSE Research Network (“FUSE”), an independent third party, that compares each Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “FUSE Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference eight days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as the Funds’ investment adviser. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, the Adviser’s representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations. The Board also noted that the Adviser is responsible for monitoring the extent to which a Fund achieves its investment objective as either an index-based fund (i.e., JETS and SEA) or an actively managed fund (i.e., GOAU and WAR). Additionally, the Board considered that U.S. Global Indices, LLC (“USGI”), an affiliate of the Adviser, acts as index provider to each of the underlying indexes used by the index-based Funds, and each of these indexes was created by USGI based on USGI’s intellectual property.

27

U.S. GLOBAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance, for periods ended March 31, 2026, had been included in the Materials, including the FUSE Report, which compared the performance results of each Fund with the returns of two groups of the Fund’s peer funds: (1) the broader category group of actively-managed or index based thematic ETFs (each, a “Peer Universe”) and (2) a group of ETFs selected from the Peer Universe by FUSE as most comparable to such Fund (each, a “Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.
Because JETS and SEA are designed to track the performance of an index, the Board considered, among other things, the extent to which each index-based Fund tracked its underlying index before fees and expenses. The Board noted that for each of the one-, three-, five-year, and since inception periods, as applicable, ended March 31, 2026, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) trailed but was generally consistent with the performance of its underlying index, indicating that each index-based Fund tracked its underlying index closely and in an appropriate manner. The Board noted, however, that SEA exhibited tracking error, over the one- and three-year periods, that exceeded the Fund’s expense ratio. Accordingly, the Board considered the Adviser’s explanations attributing SEA’s tracking error to trading costs and foreign currency transactions.
JETS: The Board noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Total Return Index, over the three-year, five-year, and since inception periods but slightly outperformed the same benchmark over the one-year period. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of airline companies across the globe with an emphasis on domestic passenger airlines.
The Board noted that for the one-, three-, five-, ten-year, and since inception periods, the Fund underperformed the median return of its Peer Group and Peer Universe. The Board noted that the Peer Group is comprised primarily of ETFs with exposure to U.S. transportation and industrials, including airlines, rail, trucking, and broader logistics, however, none of these peer funds are airline-themed like JETS. Further, the Board noted that the Peer Universe is comprised of passively managed thematic and strategic ETFs focused on the industrials sector. In addition, the Board noted that the Fund underperformed the one fund in its Selected Peer Group for the one-year period. The Board considered that the fund included in the Selected Peer Group was described by the Adviser as the only other airline focused fund available for investment and a 3x leveraged airline-themed exchange-traded note (“ETN”) that launched less than three years prior to March 31, 2026.
GOAU: The Board noted that the Fund significantly outperformed its broad-based benchmark, the S&P 500 Total Return Index, over the one-, three-, five-year and since inception periods. The Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund invests in securities of precious metals consisting of gold, silver, platinum, and palladium.
The Board noted that for the one- and three-year periods, the Fund underperformed each fund in its Peer Group and Peer Universe. The Board further noted that for the five-year period, the Fund performed in line with its Peer Group but underperformed the median return of its Peer Universe. The Board also noted that the Fund slightly outperformed the median return of its Peer Group and Peer Universe during the since inception period. In addition, the Board observed that the Peer Universe was comprised primarily of passively managed, equity precious metals ETFs and the funds in the Peer Group were selected based on their exposure to diversified precious metals miners, gold miners, and silver miners. The Board also considered that the Fund changed, effective December 30, 2025, from an index-based fund to an actively managed fund. The Board also noted that the Fund underperformed most of the funds included in its Selected Peer Group for the one-, three-, and five-year periods. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as ETFs that provide equity exposure to companies engaged in gold and silver mining, exploration, development, or royalty and streaming financing.

28

U.S. GLOBAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
SEA: The Board noted that the Fund significantly outperformed its broad-based benchmark, the S&P 500 Total Return Index, over the one-year period but underperformed the same benchmark over the three-year and since inception periods. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of marine shipping, air freight and courier, and port and harbor operating companies.
The Board noted that for the one- and three-year periods, the Fund outperformed the median return of its Peer Group, and the Fund performed in line with the Peer Group’s median return for the since inception period. The Board also noted that for the one-year period, the Fund outperformed the median return of its Peer Universe but underperformed the median return of its Peer Universe over the three-year and since inception periods. The Board observed that the Peer Universe was comprised primarily of passively managed, thematic and strategic beta industrials sector ETFs and the funds in the Peer Group were selected based on their exposure to global supply chain dynamics, including transportation, logistics, and freight-related themes. In addition, the Board noted that the Fund outperformed one of the two funds in the Selected Peer Group over the one-, three- , and five-year periods but underperformed the other fund over the same periods. The Board noted that the Selected Peer funds, unlike SEA, focus solely on global shipping and supply chain logistics, respectively.
WAR: The Board noted that the Fund outperformed its broad-based benchmark, the S&P 500 Total Return Index, over the one-year and since inception periods. In addition, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund invests in equity securities of companies that the Adviser believes may benefit from technological innovations related to national defense efforts, including aerospace, physical, and cybersecurity defense, in preparation for, or in response to, domestic, regional, or global conflicts.
The Board noted that the Fund underperformed the median return of its Peer Group and Peer Universe for the one-year and since inception periods. The Board observed that the Peer Universe was comprised primarily of actively managed, thematic technology and industrials sector ETFs and the funds in the Peer Group were selected based on their investment focus with respect to aerospace, defense, and advanced technologies. In addition, the Board noted that the Fund performed within the range, but on the lower end, of the funds in the Selected Peer Group over the one-year period. The Board noted that the Adviser described the Selected Peer Group as ETFs with similar exposure to U.S. and global aerospace and defense equities with a focus on military, defense technology, and security themes.
The Board also considered that WAR commenced operations on December 27, 2024, just over one year prior to March 31, 2026, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, JETS, GOAU, and WAR a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying these three Funds’ other expenses out of the Adviser’s own fee and resources. The Board further noted that the Adviser does not charge SEA a unitary fee; rather, SEA pays the Adviser a management fee and, pursuant to a contractual operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse certain Fund expenses, for a period of at least one year, to ensure that SEA’s Total Annual Fund Operating Expenses do not exceed certain percentages based on the Fund’s assets levels.
The Board compared each Fund’s net expense ratio to its Peer Group and Peer Universe as shown in the FUSE Report, as well as its Selected Peer Group.
JETS: The Board noted that the Fund’s net expense ratio was equal to its unified management fee. The Board further noted that the Fund’s net expense ratio was in line with the median net expense ratio of the funds in its Peer Group and slightly higher than the median net expense ratio of its Peer Universe. In addition, the Board noted that the other fund in its Selected Peer Group has a higher net expense ratio than JETS.

29

U.S. GLOBAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
GOAU: The Board noted that the Fund’s net expense ratio was equal to its unified management fee. The Board further noted that the Fund’s net expense ratio was higher than the median net expense ratio of the funds in its Peer Group and Peer Universe. In addition, the Board noted that the Fund’s net expense ratio was within, but near the high end of, the range of net expense ratios of funds in the Selected Peer Group.
SEA: The Board noted that the Fund’s net expense ratio was equal to its management fee because the Adviser waived certain Fund expenses pursuant to its contractual operating expense limitation agreement. The Board further noted that the Fund’s net expense ratio was in line with the funds in its Peer Group and slightly higher than that of the funds in its Peer Universe. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in the Selected Peer Group.
WAR: The Board noted that the Fund’s net expense ratio was equal to its unified management fee. The Board further noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and its Peer Universe. In addition, the Board noted that the Fund’s net expense ratio was within, but near the high end of, the range of net expense ratios of funds in the Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under (i) the unified fee arrangement with respect to JETS, GOAU, and WAR and (ii) the non-unified management fee arrangement and contractual operating expense limitation agreement with respect to SEA. The Board noted that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that neither the unitary fee structure for JETS, GOAU, and WAR, nor the management fee for SEA, contain breakpoint reductions as Fund assets grow. The Board determined, however, that both the unitary fee structure for JETS, GOAU, and WAR and the management fee and contractual operating expense limitation agreement for SEA reflect a sharing of economies of scale between the Adviser and the Funds at current asset levels. The Board also noted its intention to monitor fees as each Fund grows in size and assess whether advisory fee breakpoints or a change in fee structure may be warranted in the future should the Adviser realize economies of scale in its management of such Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

30

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	9/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	9/04/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	9/04/2026

* Print the name and title of each signing officer under his or her signature.